UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
File No. 033-11235
File No. 811-04973

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	79	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	79	/X/

(Check appropriate box or boxes)

Nomura ETF Trust II
(Exact Name of Registrant as Specified in Charter)

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:		(800) 523-1918

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to: Mark R. Greer, Esq. Stradley, Ronon, Stevens & Young, LLP 191 North Wacker Drive, Suite 1601, Chicago, IL 60606 (312) 964-3505
Approximate Date of Proposed Public Offering:		As soon as possible after effectiveness

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on November 30, 2026 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Nomura Wilshire Multi-Strategy Alternative ETF, series of the Registrant.  The prospectuses and statements of additional information relating to the other series of the Registrant are not amended or superseded hereby.
This Post-Effective Amendment No. 79, Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A is being filed under Rule 485(b)(1)(iii) and incorporates by reference from (i) Post-Effective Amendment No. 76, Amendment No. 76 (“PEA 76”) filed on August 18, 2026 the Prospectus and the Statement of Additional Information for Nomura Wilshire Multi-Strategy Alternative ETF; and (ii) Post-Effective Amendment No. 77, Amendment No. 77 filed on October 26, 2026 the Part C. This Amendment is being filed for the purpose of delaying the effectiveness of PEA 76 until November 30, 2026.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 30th day of October, 2026.

NOMURA ETF TRUST II

By:	/s/Richard Salus
Richard Salus Senior Vice President/Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	October 30, 2026
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	October 30, 2026
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	October 30, 2026
Ann D. Borowiec

Joseph W. Chow	*	Trustee	October 30, 2026
Joseph W. Chow

John A. Fry	*	Trustee	October 30, 2026
John A. Fry

Joseph Harroz, Jr.	*	Trustee	October 30, 2026
Joseph Harroz, Jr.

Sandra A.J. Lawrence	*	Trustee	October 30, 2026
Sandra A.J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	October 30, 2026
Frances A. Sevilla-Sacasa

Brian A. Swain	*	Trustee	October 30, 2026
Brian A. Swain

Thomas K. Whitford	*	Chair and Trustee	October 30, 2026
Thomas K. Whitford

Christianna Wood	*	Trustee	October 30, 2026
Christianna Wood

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	October 30, 2026
Richard Salus		(Principal Financial Officer/Chief Accounting Officer/Controller)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)